Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 30, 2009
Accounting Policies [Abstract]
Cash Reserve Deposit Required and Made (in Dollars)	$ 8,171,000	$ 7,319,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	131,500	154,000	201,500
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			459,459	459,459